Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivable as of December 31, 2023 and 2022, consist of the following:

	Balance as of December 31,
	2023	2022
Trade receivables	213,345	125,437
Tax receivables	37,134	45,680
Prepayments	12,717	11,827
Other accounts receivable	23,287	17,390
Total	286,483	200,334

Trade receivables in foreign currency
Trade receivables in foreign currency as of December 31, 2023 and 2022, are as follows:

	Balance as of December 31,
	2023	2022
Euro	53,012	4,088
South African Rand	-	23,416
Chilean peso	4,431	5,037
Mexican peso	4,557	1,298
Other	4,376	2,676
Total	66,376	36,515